Income Taxes - Components of Taxes on Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense Benefit [Line Items]
Current taxes	$ 9,352	$ 93,165	$ 48,502	$ 7,021
Prior years' (benefits) taxes	4,364	(6,544)	(2,577)	(3,264)
Deferred income (benefits) taxes	4,075	(18,822)	(21,374)	6,720
Tax expense	17,791	67,799	24,551	10,477
Domestic	1,730	1,139	3,993	1,400
Foreign	16,061	66,660	20,558	9,077
Tax expense	$ 17,791	$ 67,799	$ 24,551	$ 10,477